Nature of Business and Basis of Presentation, Nature of Business, Going Concern, Accounts Receivable and Inventories (Q3) (Details) $ in Thousands			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended	30 Months Ended
	Oct. 12, 2017	Jan. 12, 2017	Jan. 31, 2019	Dec. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Sep. 30, 2019 USD ($)	Sep. 30, 2018	Dec. 31, 2018 USD ($)	Jul. 03, 2018 USD ($)	Nov. 06, 2019 USD ($)	Dec. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Nature of Business [Abstract]
Reverse stock split ratio	0.050	0.033	0.0714
Going Concern [Abstract]
Accumulated deficit				$ (199,388)	$ (213,054)		$ (213,054)		$ (199,388)			$ (182,356)
Net proceeds from issuance of convertible preferred stock										$ 28,800
Accounts Receivable [Abstract]
Accounts receivables maximum credit period from invoice date							30 days		30 days
Allowance for doubtful accounts				0	0		$ 0		$ 0
Inventories [Abstract]
Finished Goods				517	468		468		517			902
Work in Process				34	185		185		34			217
Raw Materials				1,107	959		959		1,107			469
Total				$ 1,658	1,612		1,612		$ 1,658			$ 1,588
Contingent Consideration [Abstract]
Fair value of contingent consideration					0		$ 0
Subsequent Event [Member]
Nature of Business [Abstract]
Reverse stock split ratio			0.0714
Going Concern [Abstract]
Net proceeds from issuance of convertible preferred stock											$ 41,400
Customer One [Member] | Accounts Receivable [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage							14.00%		18.00%
Customer Two [Member] | Accounts Receivable [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage							12.00%		13.00%
Customer Three [Member] | Accounts Receivable [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage									13.00%
Minimum [Member]
Nature of Business [Abstract]
Reverse stock split ratio				0.5000					0.500
Maximum [Member]
Nature of Business [Abstract]
Reverse stock split ratio				0.0714					0.0714
Aquadex Product Line [Member]
Contingent Consideration [Abstract]
Fair value of contingent consideration					$ 0		$ 0
Contingent consideration													$ 126
ASC 606 [Member] | Customer One [Member] | Net Sales [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage					11.00%	15.00%	10.00%	10.00%
ASC 606 [Member] | Customer Two [Member] | Net Sales [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage					12.00%	10.00%
ASC 606 [Member] | Customer Three [Member] | Net Sales [Member]
Revenue, Performance Obligation [Abstract]
Concentration risk percentage					12.00%